Shareholder Report, Holdings (Details) - REX-Osprey(TM) XRP ETF	Aug. 31, 2026
XRP [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.34%
CoinShares XRP ETP [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.68%
First American Government Obligations Fund - Class X 3.582% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
Marex Repurchase Agreement 4.245% 9/3/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%	[1]
Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%	[2]
Exchange Traded Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.68%
Crypto Currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.34%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%

[1]	Includes associated receivable account.
[2]	Includes associated receivable account.